REGULATORY FRAMEWORK - Spectrum (Details) $ in Millions, $ in Millions			1 Months Ended	12 Months Ended
	Sep. 01, 2016 item	Nov. 27, 2014 USD ($) item	Sep. 30, 2017 USD ($) item	Dec. 31, 2017 USD ($) item	Feb. 27, 2018 USD ($)	Dec. 31, 2017 ARS ($)	Dec. 31, 2016 ARS ($)	Dec. 31, 2015 ARS ($)
Regulatory framework
Intangible assets | $						$ 7,098	$ 7,592	$ 7,659
3G/4G licenses
Regulatory framework
Intangible assets | $						4,780	$ 5,105
Personal | 3G/4G licenses
Regulatory framework
Amount paid | $		$ 410.7
Intangible assets | $		3,530.0
Tax on bank debits capitalized | $		18.0
Personal | 3G/4G licenses | 80/14
Regulatory framework
Amount paid | $		5.0
Intangible assets | $		$ 43.0
Personal | 3G/4G licenses | 80/14 | Minimum
Regulatory framework
Frequency band awarded, one (in MHz)		1,890
Frequency band awarded, two (in MHz)		1,970
Personal | 3G/4G licenses | 80/14 | Maximum
Regulatory framework
Frequency band awarded, one (in MHz)		1,892.5
Frequency band awarded, two (in MHz)		1,972.5
Personal | 3G/4G licenses | 81/14
Regulatory framework
Amount paid | $		$ 45.0
Intangible assets | $		$ 387.0
Personal | 3G/4G licenses | 81/14 | Minimum
Regulatory framework
Frequency band awarded, one (in MHz)		830.25
Frequency band awarded, two (in MHz)		875.25
Personal | 3G/4G licenses | 81/14 | Maximum
Regulatory framework
Frequency band awarded, one (in MHz)		834
Frequency band awarded, two (in MHz)		879
Personal | 3G/4G licenses | 82/14
Regulatory framework
Amount paid | $		$ 6.0
Intangible assets | $		$ 51.0
Personal | 3G/4G licenses | 82/14 | Minimum
Regulatory framework
Frequency band awarded, one (in MHz)		1,862.5
Frequency band awarded, two (in MHz)		1,942.5
Personal | 3G/4G licenses | 82/14 | Maximum
Regulatory framework
Frequency band awarded, one (in MHz)		1,867.5
Frequency band awarded, two (in MHz)		1,947.5
Personal | 3G/4G licenses | 83/14
Regulatory framework
Amount paid | $		$ 354.7
Intangible assets | $		$ 3,049.0
Balance amount of the bid paid | $				$ 247.3
Performance guarantee (as a percent)				15.00%
Usage period of the auctioned frequency bands				15 years
Frequencies in the Lot	700
Personal | 3G/4G licenses | 83/14 | Minimum
Regulatory framework
Frequency band awarded, one (in MHz)		1,730
Frequency band awarded, two (in MHz)		2,130
Personal | 3G/4G licenses | 83/14 | Maximum
Regulatory framework
Frequency band awarded, one (in MHz)		1,745
Frequency band awarded, two (in MHz)		2,145
Personal | 3G/4G licenses | 18/14
Regulatory framework
Deadline period for disengagement				2 years
Personal | 3G/4G licenses | 18/14 | Minimum
Regulatory framework
Frequency band awarded, one (in MHz)				698
Frequency band awarded, two (in MHz)				512
Destination band				12.2
Personal | 3G/4G licenses | 18/14 | Maximum
Regulatory framework
Frequency band awarded, one (in MHz)				806
Frequency band awarded, two (in MHz)				698
Destination band				12.7
Nucleo | 3G/4G licenses
Regulatory framework
Deposit to be paid | $				$ 15.0
Deposit paid, included in other current receivable | $						$ 278
Nucleo | 3G/4G licenses | License Acquisition
Regulatory framework
Number of sub-bands awarded			2
Consideration paid for each sub-bands | $			$ 12.0
Auction price cancellation | $					$ 9.0